Fees Summary	Nov. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,322,000
Previously Paid Amount	0.00
Total Fee Amount	4,029.90
Total Offset Amount	0.00
Net Fee	4,029.90
Narrative - Max Aggregate Offering Price	$ 26,322,000
Final Prospectus	true